Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 1,053 [1]	$ 66,479	$ 167,503	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries
Net cash provided by operating activities		398,343	376,523	398,594	356,990	430,423
Net increase (decrease) in cash and cash equivalents		11,460	9,768	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	68,694	45,500	58,926	58,926	55,047	50,152
Cash and cash equivalents at end of period	45,500	56,960	68,694	45,500	58,926	55,047
Norwegian Cruise Line Holdings Ltd.
Cash flows from operating activities
Net income				168,556	126,859	22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries				(168,556)	(126,859)	(22,986)
Net cash provided by operating activities
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.